Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Condensed Income Statements, Captions [Line Items]
Income (loss) before income taxes	$ (947)	$ 4,417	$ 6,197
Income taxes	373	144	7
Net Income (loss)	(1,320)	4,273	6,190
Total comprehensive income (loss)	(1,320)	4,273	6,190
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries	115	5,778	7,586
Operating expenses	1,435	1,505	1,396
Income (loss) before income taxes	(1,320)	4,273	6,190
Income taxes
Net Income (loss)	(1,320)	4,273	6,190
Share of other comprehensive income (loss) of subsidiaries
Total comprehensive income (loss)	$ (1,320)	$ 4,273	$ 6,190